INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX
Schedule of provision for income taxes

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,170)	(1,689)	(2,281)	(75.1)
Current provision for income tax—other	(14)	(25)	2	0.1
Deferred income tax benefit—Russia	6	115	(58)	(1.9)
Deferred income tax (expense)/ benefit—other	(8)	54	(14)	(0.5)

Total provision for income taxes	(1,186)	(1,545)	(2,351)	(77.4)

Schedule of components of net income before income taxes

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Net income before income taxes—Russia	5,274	7,713	11,350	373.7
Net income before income taxes—other	(271)	(395)	(776)	(25.6)

Total net income before income taxes	5,003	7,318	10,574	348.1

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate	1,001	1,464	2,115	69.6
Effect of:
Tax on dividends	94	—	13	0.4
Non-deductible share-based compensation	33	49	75	2.5
Other expenses not deductible for tax purposes	47	49	183	6.0
Difference in foreign tax rates	11	(15)	(39)	(1.2)
Effect of change in tax rate	4	(2)	4	0.1
Other permanent differences	26	—	—	—
Change in valuation allowance	(30)	—	—	—

Provision for income taxes	1,186	1,545	2,351	77.4

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	13	15	97	3.2
Increases/(decreases) related to prior years tax positions	2	89	(72)	(2.4)
Increases related to current year tax positions	—	—	2	0.1
Settlements	—	(10)	—	—
Foreign currency translation adjustment	—	3	(2)	(0.1)

Balance at the end of the period	15	97	25	0.8

Schedule of deferred tax assets and liabilities

	2011	2012	2012
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	215	222	7.3
Net operating loss carryforward	27	271	8.9
Other	58	8	0.3

Total deferred tax asset	300	501	16.5
Deferred tax liability
Property and equipment	(123)	(325)	(10.7)
Intangible assets	(61)	(85)	(2.8)
Other	(7)	(51)	(1.7)

Total deferred tax liability	(191)	(461)	(15.2)
Net deferred tax asset/(liability)	109	40	1.3
Net deferred tax asset, current	296	456	15.0
Net deferred tax asset, non-current	2	35	1.2
Net deferred tax liability, current	—	(3)	(0.1)
Net deferred tax liability, non-current	(189)	(448)	(14.8)